Share-based Plans - Stock Options Other Disclosure (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognition period of unrecognized compensation costs	2 years
Proceeds from exercise of stock options	€ 47,404,000	€ 47,591,000	€ 47,467,000
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized compensation costs	3,146,000
Proceeds from exercise of stock options	43,508,000	42,234,000	39,438,000
Intrinsic value of stock options exercised	29,440,000	31,580,000	31,410,000
Expense from equity-settled share-based payment transactions - recognized directly in equity	6,713,000	11,736,000	23,210,000
Phantom Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions - recognized directly in equity			15,509,000
Expense from cash-settled share-based payment transactions - movements in long-term provisions	(8,799,000)	€ 38,882,000	€ 19,513,000
Performance Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
Expense from cash-settled share-based payment transactions - movements in long-term provisions	€ 4,152,000	€ 21,576,000